Business Combination (Details) - USD ($)			6 Months Ended
	Feb. 28, 2024	Apr. 29, 2022	Jun. 30, 2024	Jun. 30, 2023	Mar. 27, 2024	Mar. 05, 2024	Oct. 11, 2023	Aug. 14, 2023	Jul. 26, 2023	May 02, 2023	Jan. 26, 2023
Business Combination [Line Items]
Percentage of ownership interest acquired		100.00%	100.00%
Common shares (in Shares)					77,186	9,197	21,997	14,554	3,518	15,931	10,526
Total cash purchase price		$ 2,600,000
Holdback payable		$ 400,000
Total consideration amount	$ 2,000,000
Write-off of holdback payable			$ (400,000)
Holigen Holdings Limited and RPK Biopharma Unipessoal, LDA [Member]
Business Combination [Line Items]
Percentage of ownership interest acquired		100.00%
Cash consideration		$ 3,000,000
Common shares (in Shares)		4,750